Allowance for Loan Losses - Summary of Risk Grades of Portfolio by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Recorded Investment [Line Items]
Loans	$ 357,950	$ 369,970	$ 356,871	$ 341,829	$ 320,132
Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	130,998	130,634
Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	23,043	31,141
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	7,600	7,805
Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	71,122	76,404
Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	51,216	52,541
Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,939	2,110
Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	59,075	57,176
Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	12,957	12,159
Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	344,220	356,114
Pass [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	126,498	127,592
Pass [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	21,253	28,711
Pass [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	7,600	7,805
Pass [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	67,647	69,900
Pass [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	50,255	52,028
Pass [Member] | Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,939	2,110
Pass [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	56,151	55,883
Pass [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	12,877	12,085
Watch [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	9,014	10,810
Watch [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,194	1,518
Watch [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,477	2,070
Watch [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,464	5,470
Watch [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	879	395
Watch [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,921	1,284
Watch [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	79	73
Sub-standard [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	4,716	3,046
Sub-standard [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	3,306	1,524
Sub-standard [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	313	360
Sub-standard [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,011	1,034
Sub-standard [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	82	118
Sub-standard [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	3	9
Sub-standard [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	$ 1	$ 1